Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), liabilities	£ (13,185)	£ (13,161)
Gross financial (liabilities)/assets set off, liabilities	0	1
Net financial assets/(liabilities), liabilities	(13,185)	(13,160)
Related amounts not offset, liabilities	0	0
Net balance, liabilities	(13,185)	(13,160)
Derivative financial instruments
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), liabilities	(142)	(192)
Gross financial (liabilities)/assets set off, liabilities	0	0
Net financial assets/(liabilities), liabilities	(142)	(192)
Related amounts not offset, liabilities	63	89
Net balance, liabilities	(79)	(103)
Trade and other receivables
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), assets	6,495	5,950
Gross financial (liabilities)/assets set off, assets	0	(1)
Net financial assets/(liabilities), assets	6,495	5,949
Related amounts not offset, assets	0	0
Net balance, assets	6,495	5,949
Derivative financial instruments
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities), assets	121	110
Gross financial (liabilities)/assets set off, assets	0	0
Net financial assets/(liabilities), assets	121	110
Related amounts not offset, assets	(63)	(89)
Net balance, assets	£ 58	£ 21